Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 6,417,031	$ 6,319,983
Additions	1,052,489	432,563
Interest capitalized	200,764	88,441
Depreciation for the year	(320,377)	(415,000)
Disposals and write offs	(2,935)	(5,776)
Transfers and other movements		(3,180)
Property, plant and equipment at end of period	7,346,972	6,417,031
Non-current assets pledged as security	7,346,972	6,415,254
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7,835,755
Property, plant and equipment at end of period	9,084,002	7,835,755
Accumulated depreciation / Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,418,724
Property, plant and equipment at end of period	1,737,030	1,418,724
Mining Property Interests [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	854,089	848,753
Additions	47,270	67,204
Depreciation for the year	(67,049)	(93,943)
Transfers and other movements		32,075
Property, plant and equipment at end of period	834,310	854,089
Non-current assets pledged as security	834,310	854,089
Mining Property Interests [member] | Cost [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,178,838
Property, plant and equipment at end of period	1,226,109	1,178,838
Mining Property Interests [member] | Accumulated depreciation / Impairment [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	324,749
Property, plant and equipment at end of period	391,799	324,749
Plant and equipment [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,394,948	3,493,017
Depreciation for the year	(253,296)	(320,936)
Disposals and write offs	(2,935)	(3,548)
Transfers and other movements	58,774	226,415
Property, plant and equipment at end of period	3,197,491	3,394,948
Non-current assets pledged as security	3,197,491	3,393,333
Plant and equipment [member] | Cost [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,487,740
Property, plant and equipment at end of period	4,541,570	4,487,740
Plant and equipment [member] | Accumulated depreciation / Impairment [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,092,792
Property, plant and equipment at end of period	1,344,079	1,092,792
Capital works in progress [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,167,962	1,977,997
Additions	1,005,219	365,422
Interest capitalized	200,764	88,441
Disposals and write offs		(2,228)
Transfers and other movements	(58,774)	(261,670)
Property, plant and equipment at end of period	3,315,171	2,167,962
Non-current assets pledged as security	3,315,171	2,167,832
Capital works in progress [member] | Cost [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,167,962
Property, plant and equipment at end of period	3,315,171	2,167,962
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	32	216
Additions		(63)
Depreciation for the year	(32)	(121)
Property, plant and equipment at end of period		32
Plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,215
Property, plant and equipment at end of period	1,152	1,215
Plant and equipment [member] | Accumulated depreciation / Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,183
Property, plant and equipment at end of period	$ 1,152	$ 1,183